Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2013
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements

end of	2013	2012
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,244	121,242
Deposits paid for securities borrowed	59,778	62,213
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,022	183,455
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	86,828	120,164
Deposits received for securities lent	7,204	12,557
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94,032	132,721

>>>Repurchase and >>>reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.

In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2013 and 2012.

Bank
Securities borrowed, lent and subject to repurchase agreements
13 Securities borrowed, lent and subject to repurchase agreements

end of	2013	2012
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	100,235	121,234
Deposits paid for securities borrowed	59,778	62,212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,013	183,446
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	86,828	120,164
Deposits received for securities lent	7,204	12,557
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94,032	132,721

> Refer to “Note 14 – Securities borrowed, lent and subject to repurchase agreements” in V – Consolidated financial statements – Credit Suisse Group for further information.